Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Columbia Emerging Markets Fund))	0 Months Ended
	Mar. 15, 2013
Class A Shares
Operating Expenses:
Management fees	1.17%	[1]
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.48%	[2]
Total annual Fund operating expenses	1.90%
Fee waivers and/or reimbursements	(0.12%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.78%
Class B Shares
Operating Expenses:
Management fees	1.17%	[1]
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.48%	[2]
Total annual Fund operating expenses	2.65%
Fee waivers and/or reimbursements	(0.12%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.53%
Class C Shares
Operating Expenses:
Management fees	1.17%	[1]
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.48%	[2]
Total annual Fund operating expenses	2.65%
Fee waivers and/or reimbursements	(0.12%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.53%
Class I Shares
Operating Expenses:
Management fees	1.17%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	0.17%	[2]
Total annual Fund operating expenses	1.34%
Fee waivers and/or reimbursements	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.33%
Class K Shares
Operating Expenses:
Management fees	1.17%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	0.47%	[2]
Total annual Fund operating expenses	1.64%
Fee waivers and/or reimbursements	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.63%
Class R Shares
Operating Expenses:
Management fees	1.17%	[1]
Distribution and/or service (12b-1) fees	0.50%
Other expenses	0.48%	[2]
Total annual Fund operating expenses	2.15%
Fee waivers and/or reimbursements	(0.12%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.03%
Class R5 Shares
Operating Expenses:
Management fees	1.17%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.39%
Fee waivers and/or reimbursements	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.38%
Class W Shares
Operating Expenses:
Management fees	1.17%	[1]
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.48%	[2]
Total annual Fund operating expenses	1.90%
Fee waivers and/or reimbursements	(0.12%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.78%
Class Y Shares
Operating Expenses:
Management fees	1.17%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	0.17%	[2]
Total annual Fund operating expenses	1.34%
Fee waivers and/or reimbursements	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.33%
Class Z Shares
Operating Expenses:
Management fees	1.17%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	0.48%	[2]
Total annual Fund operating expenses	1.65%
Fee waivers and/or reimbursements	(0.12%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.53%
Class R4 Shares
Operating Expenses:
Management fees	1.17%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	0.48%	[4]
Total annual Fund operating expenses	1.65%
Fee waivers and/or reimbursements	(0.12%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.53%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses for Class A, Class C, Class I, Class R, Class W, and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class B, Class K, Class R5 and Class Y shares are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.78% for Class A, 2.53% for Class B, 2.53% for Class C, 1.33% for Class I, 1.63% for Class K, 2.03% for Class R, 1.38% for Class R5, 1.78% for Class W, 1.33% for Class Y and 1.53% for Class Z.
[4]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.53% for Class R4.